Warrants Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Warrants Liabilities (Details) [Line Items]
Aggregate exercise price				$ 550,000
Volatility impact rate	5.00%
Fair value of warrants	$ 360
Recognized cost	$ 8,425,000	$ 3,083,000	$ 235,000
Private Placement [Member]
Warrants Liabilities (Details) [Line Items]
Derivative warrant liability shares (in Shares)	3,112,080